Accruals and Other Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Accruals and other current liabilities
Salary and welfare payable	$ 13,753	$ 12,941
Cloud infrastructure and IT related services fee payables	8,313	5,901
Membership fee to be refunded	3,748	2,927
Professional service fee payables	1,503	2,072
Sales return allowances	1,172	1,254
Advertising and promotion fee payables	1,055	835
Payment from depositary bank, current	767	3,067
Tax payables	756	1,221
Product warranty	215	251
Others	1,979	1,788
Total accruals and other current liabilities	33,261	32,257
Other non-current liabilities
Payment from depositary bank, non-current		767
Total accruals and other liabilities	$ 33,261	$ 33,024